Note 52 - Accountant Fees And Services - Auditors Remuneration For Audit Services and Other Services (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Auditors Remuneration Abstract
Auditors Remuneration For Audit Services	[1]	€ 6.7	€ 6.8
Auditors Remuneration For Other Audit Services	[1]	5.9	5.0
Review Report	[1]	1.1	0.9
Emission Report	[1]	0.3	0.4
Assurance Remunerations	[1]	0.9	0.6
Other Auditor Remunerations	[1]	€ 0.0	€ 0.0

[1]	(*) Services provided by KPMG Auditores, S.L. to companies located in Spain, to the branch of BBVA in New York and to the branch of BBVA in London.